Cash flow information (Tables)	12 Months Ended
Jun. 30, 2022
Statement Of Cash Flows [Abstract]
Summary of Cash Flow Information

(in U.S. dollars, in thousands)	As of June 30,
(a) Reconciliation of cash and cash equivalents	2022	2021	2020
Cash at bank	60,034	136,430	128,916
Deposits at call	413	451	412
	60,447	136,881	129,328

(in U.S. dollars, in thousands)	As of June 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2022	2021	2020
Loss for the period	(91,347)	(98,811)	(77,940)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	4,380	4,264	3,667
Foreign exchange (gains)/losses	536	(1,499)	(302)
Finance costs	16,906	15,936	14,747
Remeasurement of borrowing arrangements	382	(5,225)	(607)
Remeasurement of contingent consideration	(913)	(18,687)	(1,380)
Remeasurement of warrant liabilities	(5,896)	—	-
Equity settled share-based payment	5,536	12,510	7,522
Deferred tax benefit	(235)	(819)	(9,415)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	140	(1,739)	890
Decrease/(increase) in prepayments	1,555	(213)	2,292
Increase/(decrease) in trade creditors and accruals	4,777	(5,061)	3,601
Increase/(decrease) in provisions	(1,603)	(1,405)	(7,500)
Net cash outflows used in operations	(65,782)	(100,749)	(50,418)